Right-of-use assets and leases liabilities - Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets and leases liabilities
Incremental borrowing rate	10.00%	10.00%	10.00%
Lease liabilities, beginning of period	$ 27,912,873	$ 25,391,757
Additions to lease liability	6,354,629	7,151,944
Additions through business combinations	2,366,868
Interest expense on lease liabilities	2,881,189	2,746,717
Payments of lease liabilities	(8,481,872)	(7,377,545)
Lease liabilities, end of period	31,033,687	27,912,873
Less current portion of lease liabilities	6,557,690	5,169,478
Long term portion of lease liabilities	$ 24,475,997	$ 22,743,395